Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001
Common stock authorized	200,000,000	200,000,000
Common stock issued	22,760,000	18,640,000
Common stock outstanding	22,760,000	18,640,000